COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
1 7 .	COMMITMENTS AND CONTINGENCIES
Capital expenditure commitments
As of December 31, 2019, future minimum capital commitments under non-cancelable
contracts were as follows:

	RMB	US$
Construction of leasehold improvements	9,010	1,294
All capital expenditure commitments are expected to be paid within one year.
Contingencies
As of December 31, 2019, the Group is in the process of applying for private school operating permits or private non-enterprise
entity registration certificates for several schools. In addition, some of the schools have not obtained fire safety approvals. An estimate for the reasonably possible loss or a range of reasonably possible losses associated with these contingencies cannot be made at this time.
From time to time, the Group is also subject to legal proceedings, investigations, and claims incidental to the conduct of its business. The Group is currently not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position or results of operations.